John Hancock International Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2006



John Hancock International Fund


On page 7, the "Portfolio Managers" section for the fund has been deleted and replaced with the following:

  Horacio A. Valeiras
   Joined fund team in 2003
   Primarily responsible for fund management

  Vincent Willyard, CFA
   Joined fund team in 2006
   Provides research and portfolio management support


On page 22, the Management Biography for Linda Ba has been deleted and the following has been added to the "Management Biographies" section:

Vincent Willyard, CFA
Managing Director, Nicholas-Applegate Capital
  Management since 2005
Portfolio Manager, Duncan Hurst
   Capital Management (2001-2005)




INTPS4                                                          December 8, 2006

                        John Hancock International Funds
            Supplement to the Institutional Class I Shares Prospectus
                  dated March 1, 2006 as revised April 17, 2006



John Hancock International Fund


On page 7, the "Portfolio Managers" section for the fund has been deleted and replaced with the following:

  Horacio A. Valeiras
   Joined fund team in 2003
   Primarily responsible for fund management

  Vincent Willyard, CFA
   Joined fund team in 2006
   Provides research and portfolio management support


On page 19, the Management Biography for Linda Ba has been deleted and the following has been added to the "Management Biographies" section:

Vincent Willyard, CFA
Managing Director, Nicholas-Applegate Capital
  Management since 2005
Portfolio Manager, Duncan Hurst
   Capital Management (2001-2005)




KITPS4                                                          December 8, 2006

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                         John Hancock International Fund
                  Class A, Class B, Class C and Class I Shares
                               dated March 1, 2006

The following sections of the "Additional Information About The Fund's Portfolio Managers" disclosure have been changed to reflect the deletion of Linda Ba and the addition of Vincent Willyard to the Fund's portfolio management team.

ADDITIONAL INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGERS

The "Other Accounts the Portfolio Managers are Managing" table has been deleted and replaced with the following:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table for Mr. Valeiras is as of October 31, 2005. The information in the table for Mr. Willyard, who recently joined the portfolio management team, is as of November 30, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------------ -----------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
------------------------------ -----------------------------------------------------------------------------
Horacio A. Valeiras            Other Registered Investment Companies:  Two (2) funds with total assets of approximately $134 million.

                               Other Pooled Investment Vehicles:  One (1) entity with total assets of approximately $113 million.

                               Other Accounts:  Seven (7) accounts with total assets of approximately $629 million.

------------------------------ -----------------------------------------------------------------------------
Vincent Willyard, CFA          Other Registered Investment Companies:  Two (2) funds with total assets of approximately $255 million.

                               Other Pooled Investment Vehicles:  Two (2) entities with total assets of approximately $255 million.

                               Other Accounts:  Nine (9) accounts with total assets of approximately $522 million.

------------------------------ -----------------------------------------------------------------------------

The Adviser and Subadviser do not generally receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above.

The "Share Ownership by Portfolio Managers" section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2005, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- --------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- --------------------------------------
Horacio A. Valeiras                                        A
---------------------------------------- --------------------------------------
Vincent Willyard, CFA*                                     A
---------------------------------------- --------------------------------------

*Information for Mr. Willyard, who recently joined the portfolio management team, is as of November 30, 2006.




                                                                December 8, 2006

                       John Hancock Classic Value Fund II
            Supplement to the Institutional Class I Shares Prospectus
                               dated July 1, 2006




On page 5, the "Fund Codes" section has been deleted and replaced with the following:

FUND CODES

Class I                Ticker                         JHNIX
                       CUSIP                          409902392
                       Newspaper                      ---
                       SEC number                     811-1677
                       JH fund number                 435




                                                                December 8, 2006